Average Annual Total Returns - Institutional Class - PIMCO CommodityRealReturn Strategy Portfolio	Institutional 1 Year	Institutional 5 Years	Institutional Since Inception	Institutional Inception Date	Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes) Since Inception
Total	1.50%	2.82%	(5.59%)	Apr. 30, 2012	(3.12%)	1.03%	(5.96%)